Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest risk factor [line items]
Loans and financing	$ 3,203.2	$ 4,026.9	$ 4,448.0	$ 91.0
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	129.7
Loans and financing	(4.0)
Net impact	$ 125.7
Rates considered	13.65%
Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (412.7)
Net impact	$ (412.7)
Rates considered	5.14%
TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	7.20%
IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	5.73%
SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (57.0)
Net impact	$ (57.0)
Rates considered	4.30%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (8.8)
Loans and financing	0.3
Net impact	$ (8.5)
Rates considered	6.88%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 10.0
Net impact	$ 10.0
Rates considered	2.72%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	3.69%
-50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	2.27%
-50% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 1.1
Net impact	$ 1.1
Rates considered	2.35%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (4.3)
Loans and financing	0.1
Net impact	$ (4.2)
Rates considered	10.31%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 4.4
Net impact	$ 4.4
Rates considered	4.08%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	5.53%
-25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	3.41%
-25% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.4
Net impact	$ 0.4
Rates considered	3.52%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.1
Loans and financing	0.0
Net impact	$ 0.1
Rates considered	13.75%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (1.2)
Net impact	$ (1.2)
Rates considered	5.44%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	7.37%
Probable scenario [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	4.54%
Probable scenario [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.2)
Net impact	$ (0.2)
Rates considered	4.70%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 4.6
Loans and financing	(0.1)
Net impact	$ 4.5
Rates considered	17.19%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (6.9)
Net impact	$ (6.9)
Rates considered	6.80%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	9.21%
+25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	5.68%
+25% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.9)
Net impact	$ (0.9)
Rates considered	5.87%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 9.0
Loans and financing	(0.3)
Net impact	$ 8.7
Rates considered	20.63%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (12.5)
Net impact	$ (12.5)
Rates considered	8.16%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	11.06%
+50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	6.81%
+50% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (1.6)
Net impact	$ (1.6)
Rates considered	7.04%